Additional Disclosures in the Statement Of Cash Flows	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Additional Disclosures in the Statement Of Cash Flows
38.	ADDITIONAL DISCLOSURES IN THE STATEMENT OF CASH FLOWS

The statement of cash flows presents the changes in cash and cash equivalents derived from operating activities, investing activities and financing activities during the fiscal year. For the preparation of the statement of cash flows, the Bank adopted the indirect method for operating activities and the direct method for investment activities and financing activities.

The Bank considers as “Cash and cash equivalents” the item Cash and deposits in banks and those financial assets that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

For the preparation of the statement of cash flows the Bank considered the following:

•	Operating activities: the normal revenue-producing activities of the Bank as well as other activities that cannot qualify as investing or financing activities.

•	Investing activities: the acquisition, sale and disposal by other means of long-term assets and other investments not included in cash and cash equivalents.

•

Financing activities: activities that result in changes in the size and composition of the shareholders´ equity and liabilities of the Bank and that are not part of the operating or investing activities.

The table below presents the reconciliation between the item “Cash and cash equivalents” in the statement of cash flows and the relevant accounting items of the statement of financial position:

	12/31/2018	12/31/2017	01/01/2017
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Debt securities at fair value		30,142	17,663
Other debt securities	55,674,674	29,543,388	29,617,934
Loans and other financing	189,042	138,596

	130,629,755	82,217,223	95,941,965

The following table shows additional information on operational cash flows interest:

	12/31/2018	12/31/2017
Interest paid	(23,453,005)	(17,301,779)
Interest collected	74,300,282	54,690,035

The following table shows additional information of changes in liabilities arising from financing activities for the year ended December 31, 2018:

	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	1,733,524	6,957,379	11,170,509
Cash Flow items:
Proceeds	1,181,396	4,321,031
Payments		(2,883,046)	(879,426)
Non Cash Flow items:
Movement in accrued interest	149,037	1,812,532	994,991
Derecognition or substantial modification of financial liabilities		(703,466)
Difference in quoted prices of foreign currency	898,032		9,642,609
Monetary effects	(963,979)	(3,127,119)	(5,640,293)

Ending balance	2,998,010	6,377,311	15,288,390